Deferred Income Tax (Details) - Schedule of movement of the deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Movement of the Deferred Income Tax [Abstract]
Balance beginning	S/ 177,939	S/ 158,136	S/ 146,564
Debit (credit) to income statement	(3,394)	66,595	(320)
Discontinued operations		(40,686)	9,886
Reclassification to current income tax	(4,399)
Other movements	(2,816)	(6,106)	2,006
Ending balance	S/ 167,330	S/ 177,939	S/ 158,136